FINANCIAL INSTRUMENTS - Foreign Currency Risk - Exposure to foreign currencies (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies	$ 8,208,564	$ 2,685,934	$ (10,815,782)	$ 1,331,147
Cash
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies	2,707,171	26,064	434,627	39,359
Accounts receivable
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies		40,013	291	84,240
Marketable securities
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies	10,000,000	2,640,000	10,000,000	1,350,000
Accounts payable and accrued liabilities
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies	(537,714)	$ (20,143)	(206,452)	$ (142,452)
Convertible debentures
FINANCIAL INSTRUMENTS
Net balance exposure to foreign currencies	$ (3,960,893)		$ (21,044,248)